Investments (Writedowns For Other-Than-Temporary Impairments) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Total pre-tax, Net Income	$ 20	$ 4,850	$ 143,166
After tax, Net Income	13	3,152	94,234
Total pre-tax, Other Comprehensive Income	0	0	20,766
After tax, Other Comprehensive Income	0	0	13,498
Collateralized Debt Obligations [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Writedowns for other-than-temporary impairments, Net Income	0	1,712	83,457
Writedowns for other-than-temporary impairments, other comprehensive income	0	0	20,766
Corporate Bonds [Member]
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Line Items]
Writedowns for other-than-temporary impairments, Net Income	20	3,138	59,709
Writedowns for other-than-temporary impairments, other comprehensive income	$ 0	$ 0	$ 0